Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of Net product revenue in United States, and Company's net revenue

	Year Ended December 31,
(in thousands)	2024	2023
LOQTORZI	19,131	554
Other revenue	7,258	664
Total net revenue	$26,389	$1,218

Schedule of Gross Revenues by Significant Customer as a Percentage of Total Gross Revenues

	Year Ended December 31,
	2024	2023
McKesson Corporation	43%	33%
Cencora (previously known as AmeriSource-Bergen Corporation)	43%	53%
Cardinal Health, Inc.	13%	13%

Schedule of Activities and Ending Reserve Balances for Each Significant Category of Discounts and Allowances

	Chargebacks		Other Fees,
	and Discounts		Co-pay
	for Prompt		Assistance
(in thousands)	Payment	Rebates	and Returns	Total
Balances at December 31, 2022	$42,677	$38,713	$19,113	$100,503
Provision related to sales made in:
Current period	590,772	143,370	110,183	844,325
Prior period - increase (decrease)	(1,361)	1,424	3,744	3,807
Payments and customer credits issued	(558,135)	(62,370)	(83,245)	(703,750)
Balances at December 31, 2023	73,953	121,137	49,795	244,885
Provision related to sales made in:
Current period	912,079	189,309	145,533	1,246,921
Prior period - increase (decrease)	(990)	7,391	(2,571)	3,830
Payments and customer credits issued	(874,264)	(194,099)	(151,628)	(1,219,991)
Balances at December 31, 2024	$110,778	$123,738	$41,129	$275,645